June 30, 2021

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:                             Adviser Managed Trust Post-Effective Amendment No. 24 (File No. 333-169727) and Amendment No. 27 (File No. 811-22480) to Registration Statement on Form N-1A

Ladies and Gentlemen:

On behalf of our client, Adviser Managed Trust (the “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), Post-Effective Amendment No. 24 and, under the Investment Company Act of 1940, as amended, Amendment No. 27 (the “Filing”) to the Trust’s Registration Statement on Form N-1A.

The Filing is made pursuant to Rule 485(a)(2) under the 1933 Act for the purpose of introducing the following new series to the Trust: the Diversified Equity Fund, Core Fixed Income Fund and Enhanced Fixed Income Fund.

If you have any questions, please do not hesitate to contact me at (215) 963-4969.

Very truly yours,

John J. O’Brien, Esq.

cc: Ms. Theresa Pacharis

Morgan, Lewis & Bockius LLP

1701 Market Street
Philadelphia, PA 19103-2921	+1.215.963.5000
United States	+1.215.963.5001